Income Taxes (Tables)	12 Months Ended
Aug. 31, 2016
Income Taxes Tables
Deferred tax assets

Components of net deferred tax assets, including a valuation allowance, are as follows at August 31, 2016 and 2015:

	2016	2015
Deferred tax assets:
Net operating loss carry forward	112,703	79,849
Less: valuation allowance	(112,703)	(79,849)
Net deferred tax assets	-	-